Debt - Growth Capital Advance (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2020 USD ($) tranche
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities	$ 0	$ 64,282,000	$ 64,563,000	$ 0	$ 0
Repayments of lines of credit	38,124,000	$ 26,439,000	26,439,000	$ 0	$ 0
Debt outstanding	0		38,124,000
Line of Credit | Growth Capital Advance Line Of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of tranches | tranche						3
Maximum borrowing capacity, under each tranche						$ 5,000,000
Maximum borrowing capacity						$ 15,000,000
Proceeds from borrowing on credit facilities			15,000,000
Repayments of lines of credit			$ 15,000,000
Debt outstanding	$ 0